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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Diversified Real Return Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Fixed-Income Funds 74.6%
Floating Rate 38.4%
Columbia Floating Rate Fund, Class I Shares (a)	393,802	$3,473,335
High Yield 5.2%
Columbia High Yield Bond Fund, Class I Shares (a)	90,159	259,659
Columbia Income Opportunities Fund, Class I Shares (a)	21,436	209,004
Total		468,663
Inflation Protected Securities 31.0%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)	141,258	1,349,009
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	167,109	1,447,168
Total		2,796,177
Total Fixed-Income Funds (Cost: $7,061,828)		$6,738,175

Alternative Investment Funds 15.5%
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	254,325	1,403,872
Total Alternative Investment Funds (Cost: $2,049,871)		$1,403,872

Exchange-Traded Funds 1.0%
iShares MSCI Australia ETF	800	15,136
iShares MSCI Brazil Capped ETF	1,300	29,731
iShares U.S. Energy ETF	600	22,986
iShares US Real Estate ETF	300	22,608
Total Exchange-Traded Funds (Cost: $88,963)		$90,461

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.7%
Metals 1.5%
Alcoa, Inc.
02/01/37	5.950%	50,000	$47,000
Freeport-McMoRan, Inc.
03/15/23	3.875%	25,000	19,550
Kinross Gold Corp.
03/15/24	5.950%	25,000	20,529
Teck Resources Ltd.
02/01/43	5.400%	15,000	8,025

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Vale SA
09/11/42	5.625%	$50,000		$35,745
Total				130,849
Midstream 0.2%
Kinder Morgan Energy Partners LP
05/01/24	4.300%		25,000	22,429
Total Corporate Bonds & Notes (Cost: $178,442)				$153,278

Asset-Backed Securities - Non-Agency 5.4%
Dryden Senior Loan Fund Series 2014-33A Class B (c)(d)
07/15/26	2.321%		250,000	246,121
Symphony CLO V Ltd. Series 2007-5A Class A1 (c)(d)
01/15/24	1.071%		241,155	237,242
Total Asset-Backed Securities - Non-Agency (Cost: $484,885)				$483,363

Inflation-Indexed Bonds(e) 0.3%
Italy 0.3%
Italy Buoni Poliennali Del Tesoro (c)
09/15/41	2.550%	EUR	21,678	30,227
Total Inflation-Indexed Bonds (Cost: $28,495)				$30,227

Foreign Government Obligations(f) 1.2%
Netherlands 0.5%
Petrobras Global Finance BV (d)
03/17/17	2.694%		50,000	47,188

Turkey 0.7%
Turkey Government International Bond
03/17/36	6.875%		50,000	57,501

Total Foreign Government Obligations (Cost: $101,865)				$104,689

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.159% (a)(g)	49,891	$49,891
Total Money Market Funds (Cost: $49,891)		$49,891

Total Investments
(Cost: $10,044,240) (h)	$9,053,956(i)
Other Assets & Liabilities, Net	(23,134)
Net Assets	$9,030,822

At October 31, 2015, cash totaling $8,491 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(2)	EUR	(284,633)	12/2015	—	(1,911)
US 5YR NOTE (CBT)	(2)	USD	(239,547)	12/2015	1,981	—
Total			(524,180)		1,981	(1,911)

Interest Rate Swap Contracts Outstanding at October 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	6-Month GBP LIBOR-BBA	Pay	1.991	05/14/2019	GBP	250,000	(182)	11,983	—

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	1,934,631	115,240	—	—	2,049,871	—	1,403,872
Columbia Floating Rate Fund, Class I Shares	3,526,567	111,661	—	—	3,638,228	111,661	3,473,335
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	1,494,124	51,942	(130,200)	(4,886)	1,410,980	51,942	1,349,009
Columbia High Yield Bond Fund, Class I Shares	261,931	9,945	—	—	271,876	9,945	259,659
Columbia Income Opportunities Fund, Class I Shares	210,560	7,561	—	—	218,121	7,561	209,004
Columbia Inflation Protected Securities Fund, Class I Shares	1,522,623	—	—	—	1,522,623	—	1,447,168
Columbia Short-Term Cash Fund	240,854	451,685	(642,648)	—	49,891	131	49,891
Total	9,191,290	748,034	(772,848)	(4,886)	9,161,590	181,240	8,191,938

(b)	Non-income producing investment.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $513,590 or 5.69% of net assets.

(d)	Variable rate security.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(h)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $10,044,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,000
Unrealized Depreciation	(1,002,000)
Net Unrealized Depreciation	$(990,000)

(i)                                        Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

EUR                         Euro

GBP                         British Pound

USD                         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Fixed-Income Funds	6,738,175	—	—	6,738,175
Alternative Investment Funds	1,403,872	—	—	1,403,872
Exchange-Traded Funds	90,461	—	—	90,461
Corporate Bonds & Notes	—	153,278	—	153,278
Asset-Backed Securities - Non-Agency	—	483,363	—	483,363
Inflation-Indexed Bonds	—	30,227	—	30,227
Foreign Government Obligations	—	104,689	—	104,689
Money Market Funds	—	49,891	—	49,891
Total Investments	8,232,508	821,448	—	9,053,956
Derivatives
Assets
Futures Contracts	1,981	—	—	1,981
Swap Contracts	—	11,983	—	11,983
Liabilities
Futures Contracts	(1,911)	—	—	(1,911)
Total	8,232,578	833,431	—	9,066,009

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	240,854	240,854	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2015